Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Plus:
Accretion of carrying value to redemption value	$ 1,921,278	$ 2,964,639	$ 15,618,999
Class A ordinary shares subject to possible redemption	218,979,433		200,119,181	$ 200,119,181
Class A Shares Subject to Possible Redemption [Member]
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds			200,000,000	200,000,000
Less:
Proceeds allocated to Public Warrants		(225,000)	(3,000,000)	(3,000,000)
Proceeds allocated to over-allotment liability			(212,700)	(212,700)
Allocated issuance costs		(894,315)	(12,287,118)	(12,287,118)
Plus:
Accretion of carrying value to redemption value	1,921,278	2,964,639	15,618,999	15,618,999
Proceeds from partial exercise of over-allotment option		15,000,000
Changes on over-allotment liability at partial exercise of overallotment option		93,650
Class A ordinary shares subject to possible redemption	$ 218,979,433	$ 217,058,155	$ 200,119,181	$ 200,119,181